Cover	Oct. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2023
Entity File Number	001-39843
Entity Registrant Name	Near Intelligence, Inc.
Entity Central Index Key	0001826671
Entity Tax Identification Number	85-3187857
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 W Walnut St.
Entity Address, City or Town	Suite A-4 Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91124
City Area Code	(628)
Local Phone Number	889-7680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NIR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	NIRWW
Security Exchange Name	NASDAQ